Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan
14.	Employee Benefit Plan
The Company maintains a qualified 401(k) retirement plan (the “401k Plan”). All employees are eligible to participate in the 401k Plan beginning on the first day of the month following their date of hire. The 401k Plan permits eligible employees to make contributions. The Company made $1,314 and $967 of 401(k) matching contributions for the year ended December 31, 2022 and 2021, respectively.